09H9541

For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

2015 NOV 10 PM 2:50

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SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

SEC Mail Processing Section
NOV 10 2015
Washington DC
404

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Financial Select Sector Index

15020918

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FINZ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Nasdaq

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

November 6, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 10 2015

SEC 2449 (1/99)

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

RECEIVED
2015 NOV 10 PM 2:47
SEC / MR

Via Overnight Mail

SEC
Mail Processing
Section
NOV 10 2015
Washington DC
404

November 6, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

BlueStar TA-BIGITech Israel Technology ETF (ITEQ)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
iShares Currency Hedged MSCI Europe Minimum Volatility ETF (HEUV)
iShares Currency Hedged MSCI EM Minimum Volatility ETF (HEMV)
iShares Currency Hedged MSCI EAFE Minimum Volatility ETF (HEFV)
iShares Currency Hedged MSCI ACWI Minimum Volatility ETF (HACV)
iShares Currency Hedged MSCI Europe Small-Cap ETF (HEUS)
PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)
PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)
ProShares UltraPro Short Financial Select Sector (FINZ)
ProShares UltraPro Financial Select Sector (FINU)
Vanguard FTSE Emerging Markets ETF (VWO)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 10 2015